Income taxes - Summary of Tabular Form Of Effective Income Tax Reconciliation (Detail) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Major components of tax expense (income) [abstract]
Net loss and comprehensive loss for the period before tax	$ (9,275,962)	$ (4,100,782)	$ (908,869)
Statutory tax rates	26.50%	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ (2,458,130)	$ (1,086,707)	$ (240,850)
Change in unrecognized deferred tax amounts	2,365,715	993,703	233,735
Non-deductible item and others	92,415	93,004	7,115
Income tax expense	$ 0	$ 0	$ 0